Registration Nos. 333-17217 and 811-07953

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 109	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 112	/X/

(Check appropriate box or boxes)

EQ ADVISORS TRUST

(formerly 787 Trust)

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie, Esq.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Clifford J. Alexander, Esq.

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

Title of Securities Being Registered: Class IA, Class IB and Class K Shares of Beneficial Interest

It is proposed that this filing will become effective:

    X     immediately upon filing pursuant to paragraph (b)

            on (date) pursuant to paragraph (b)

            60 days after filing pursuant to paragraph (a)

            on (date) pursuant to paragraph (a) of Rule 485

            75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 109 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 19th day of May 2014.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	May 19, 2014

/s/ Jettie M. Edwards* Jettie M. Edwards	Trustee	May 19, 2014

/s/ William M. Kearns, Jr.* William M. Kearns, Jr.	Trustee	May 19, 2014

/s/ Christopher P. A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	May 19, 2014

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	May 19, 2014

/s/ Harvey Rosenthal* Harvey Rosenthal	Trustee	May 19, 2014

/s/ Kenneth L. Walker* Kenneth L. Walker	Trustee	May 19, 2014

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	May 19, 2014

/s/ Donald E. Foley* Donald E. Foley	Trustee	May 19, 2014

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	May 19, 2014

/s/ Brian Walsh* Brian Walsh	Treasurer and Chief Financial Officer	May 19, 2014

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit 101.INS         XBRL Instance Document

Exhibit 101.SCH        XBRL Taxonomy Extension Schema Document

Exhibit 101.CAL        XBRL Taxonomy Extension Calculation Linkbase

Exhibit 101.DEF        XBRL Taxonomy Extension Definition Linkbase

Exhibit 101.LAB        XBRL Taxonomy Extension Labels LinkBase

Exhibit 101.PRE        XBRL Taxonomy Extension Presentation Linkbase